Notes Payable – Related Party (Details) - Note Payable Related Party [Member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Notes Payable – Related Party (Details) [Line Items]
Repaid amount	$ 2,519,835	$ 64,550
Accrued interest	0	23,456
Finance expense	$ 0	$ 60,770